Summary of Significant Accounting Policies - Recoverability of Assets (Details) (Trademarks [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Finite-Lived Intangible Assets [Line Items]
Indefinite-Lived Intangible Assets (Excluding Goodwill)	$ 457.7	$ 540.7
Post Brand [Member]
Finite-Lived Intangible Assets [Line Items]
Indefinite-Lived Intangible Assets (Excluding Goodwill)	144.0	178.4
Indefinite-lived Intangible Assets, Impairment Losses	34.4	2.7
Honey Bunches of Oats [Member]
Finite-Lived Intangible Assets [Line Items]
Indefinite-Lived Intangible Assets (Excluding Goodwill)	243.9
Indefinite-lived Intangible Assets, Impairment Losses	23.0
Post Shredded Wheat [Member]
Finite-Lived Intangible Assets [Line Items]
Indefinite-Lived Intangible Assets (Excluding Goodwill)	8.2	25.4
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	20 years
Indefinite-lived Intangible Assets, Impairment Losses	17.2	0.2
Post Grape Nuts [Member]
Finite-Lived Intangible Assets [Line Items]
Indefinite-Lived Intangible Assets (Excluding Goodwill)	14.9
Indefinite-lived Intangible Assets, Impairment Losses	$ 8.4